Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment
Cost	Land	Building	Computer and office equipment	Machinery and equipment	Leasehold improvements	Total
At December 31, 2016	$2,316,979	$2,122,687	$2,439,071	$2,798,482	$1,003,490	$10,680,709
Additions	-	82,163	675,788	298,754	-	1,056,705
Transfers to assets held for resale	(2,317,273)	(2,900,284)	(3,319,298)	(4,572,065)	(790,814)	(13,899,734)
Effect of movements in exchange rates	294	695,434	632,604	1,474,829	(56,333)	2,746,828
At December 31, 2017	$-	$-	$428,165	$-	$156,343	$584,508
Additions	-	-	185,682	-	11,812	197,494
Effect of movements in exchange rates	-	-	12,078	-	-	12,078
Dispositions	-	-	(156,280)	-	-	(156,280)
At December 31, 2018	$-	$-	$469,645	$-	$168,155	$637,800

Accumulated amortization and impairment losses	Land	Building	Computer and office equipment	Machinery and equipment	Leasehold improvements	Total
At December 31, 2016	$-	$21,408	$250,261	$67,541	$40,860	$380,070
Amortization	-	291,638	339,358	384,486	157,537	1,173,019
Transfers to assets held for resale	-	(306,761)	(286,632)	(443,746)	(112,213)	(1,149,352)
Effect of movements in exchange rates	-	(6,285)	(21,720)	(8,281)	(4,565)	(40,851)
At December 31, 2017	$-	$-	$281,267	$-	$81,619	$362,886
Amortization	-	-	75,471	-	27,736	103,207
Effect of movements in exchange rates	-	-	11,974	-	-	11,974
Dispositions	-	-	(156,280)	-	-	(156,280)
At December 31, 2018	$-	$-	$212,432	$-	$109,355	$321,787

Carrying amounts	Land	Building	Computer and office equipment	Machinery and equipment	Leasehold improvements	Total
At December 31, 2017	$-	$-	$146,898	$-	$74,724	$221,622
At December 31, 2018	$-	$-	$257,213	$-	$58,800	$316,013